9. Income Taxes	12 Months Ended
Dec. 31, 2016
Notes
9. Income Taxes

9. INCOME TAXES

Income taxes

The provision for income taxes differs from that computed at Canadian corporate tax rate of approximately 15.50% (2015 - 15.50%) as follows:

Income tax recovery

	Year ended December 31, 2016	Year ended December 31, 2015
	$	$
Net loss for the year before income taxes	(7,280,831)	(5,185,852)

Expected income tax recovery from net loss	(1,128,529)	(803,807)
Non-deductible expenses	618,900	462,915
Other temporary differences	(7,138)	(2,859)
Change in valuation allowance	516,767	343,751
	-	-

Deferred tax asset

	Year ended December 31, 2016	Year ended December 31, 2015
	$	$

Non-capital loss carry forwards	1,389,471	756,534
Other temporary differences	40,499	23,565
Change in valuation allowance	(1,429,970)	(780,099)
	-	-

As of December 31, 2016 and 2015, the Company determined that a valuation allowance relating to above deferred tax asset of the Company was necessary. This determination was based largely on the negative evidence represented by the losses incurred.  The Company decided not to recognize any deferred tax asset, as it is not more likely than not to be realized.  Therefore, a valuation allowance of $1,429,970 and $780,099, for the years ended December 31, 2016 and 2015, respectively, was recorded to offset deferred tax assets.

As of December 31, 2016 and 2015, the Company has approximately $8,964,328 and $4,880,865, respectively, of non-capital losses available to offset future taxable income. These losses will expire between 2032 to 2034.

As of December 31, 2016 and 2015, the Company is not subject to any uncertain tax positions.